UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB Number: 3235-0582
Washington, D.C. 20549	Expires: April 30, 2009
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-8544

FPA Funds Trust
(Exact name of registrant as specified in charter)

	11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA	90064
	(Address of principal executive offices)	(Zip code)

J. Richard Atwood, Treasurer

FPA Funds Trust

11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:	310-473-0225

Date of fiscal year end:	3/31

Date of reporting period:	7/1/07 to 6/30/08

Item 1.           Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

FPA Crescent Fund Proxy Voting

Issuer	Ticker	CUSIP	Mtg Date	Matter	Issr or Shdr Proposal	Voted Y/N	How Voted	For or Against Mgmt
Tate & Lyle plc		G86838128	7/18/2007	1. Receive the reports and accounts.	Issuer	Y	For
				2. Approve the directors’ remuneration report.	Issuer	Y	For
				3. Declare a final dividend on the ordinary shares.	Issuer	Y	For
				4. Re-elect Richard Delbridge as a director.	Issuer	Y	For
				5. Re-elect Evert Henkes as a director.	Issuer	Y	For
				6. Re-elect David Lees as a director.	Issuer	Y	For
				7. Re-elect Elisabeth Airey as a director.	Issuer	Y	For
				8. Re-elect John Nicholas as a director.	Issuer	Y	For
				9. Re-appoint PricewaterhouseCoopers LLP as the auditors.	Issuer	Y	For
				10. Authorize the board of directors to fix the auditors’ remuneration.	Issuer	Y	For
				11. Approve to renew the company’s authority for market purchases of 48,985,295 of its own ordinary shares.	Issuer	Y	For
				12. Approve to renew the directors authority to issue equity or equity-linked securities with pre-emptive rights up to aggregate nominal amount of GBP 40,821,079.	Issuer	Y	For
				13. Approve to renew the directors authority to issue equity or equity-linked securities without pre-emption rights up to aggregate nominal amount of GBP 6,123,162.	Issuer	Y	For
				14. Authorize the company to make EU political donations up to GBP 100,000 and to incur EU political expenditure up to GBP 100,000.	Issuer	Y	For
				15. Authorize the company to use electronic communications with its shareholders.	Issuer	Y	For

The Finish Line, Inc.	FINL	317923100	7/19/2007	1. Election of Directors	Issuer	Y	For	For

				2. Ratification of the selection of Ernst & Young LLP as the company’s independent auditors for the company’s fiscal year ending March 1, 2008.	Issuer	Y	For	For

Magna International Inc.	MGA	559222401	8/28/2007

1. The special resolution approving the plan of arrangement under Section 182 of the Business Corporations Act (Ontario) involving the corporation, Open Joint Stock Company Russian Machines, The Stronach Trust, holding companies of certain members of Magna’s executive management, and certain other parties as disclosed in the circular, the full text of which is set forth in Appendix A to the circular.

					Issuer	Y	Against	Against

BearingPoint, Inc.	BE	074002106	11/5/2007	1. Election of Directors	Issuer	Y	For	For
				2. To ratify Ernst & Young LLP as the company’s independent registered public accounting firm for its 2007 fiscal year.	Issuer	Y	For	For

Plains Exploration & Production Co.	PXP	726505100	11/6/2007

1. Approval of the issuance of shares of Plains common stock pursuant to the agreement and plan of merger, dated as of July 17, 2007, by and among Plains, PXP Acquisition LLC, and Pogo Producing Company, as such agreement may be amended from time to time.

					Issuer	Y	For	For
				2. Approval of the proposed amendment to Plains’ certificate of incorporation to increase the number of authorized common shares from 150,000,000 to 250,000,000 if the merger occurs.	Issuer	Y	For	For
				3. Approval of adjournments of the special meeting, if necessary to solicit additional proxies in favor of either or both of the foregoing proposals.	Issuer	Y	For	For

Zale Corporation	ZLC	988858106	11/14/2007	1. Election of Directors	Issuer	Y	For	For
				2. To ratify the appointment of KPMG LLP as the company’s independent registered public accounting firm for the fiscal year ending July 31, 2008.	Issuer	Y	For	For

G&K Services, Inc.	GKSR	361268105	11/15/2007	1. Election of Directors	Issuer	Y	For	For

				2. To ratify the appointment of Ernst & Young LLP, independent registered public accounting firm, as the company’s independent auditors for fiscal 2008.	Issuer	Y	For	For

Owens Corning	OC	690742101	12/6/2007	1. Election of Directors	Issuer	Y	For	For
				2. Approval of the amended and restated Owens Corning 2006 stock plan.	Issuer	Y	For	For
				3. Ratification of the selection of PricewaterhouseCoopers LLP as the company’s independent registered public accounting firm for 2008.	Issuer	Y	For	For

Natixis, Paris		F6483L100	12/20/2007

1. Approve to review the merger agreement of Ixis CIB into Natixis agreed upon pursuant to a merger agreement signed on September 28, 2007, providing for the contributions by the company pursuant to a merger of all of its assets, with the corresponding taking-over of all its liabilities; all the provisions of this merger agreement; and since Natixis Company owns the totality of the shares making up the company’s capital, there shall be no capital increase as a result of the merger, and that consequently, the shares of the acquired company shall be cancelled and further states that the said amalgamation-merger shall not require to be approved by the shareholders’ extraordinary shareholders’ meeting of the acquired company, and that this company shall be dissolved without any liquidation.

					Issuer	Y	For	For

2. Approve the merger which has been carried-out and the amalgamation-merger of Ixis CIB shall be final and that the said company shall be dissolved without liquidation at the closing of the present meeting.

					Issuer	Y	ABS	Against
				3. Amend Article Number 16.2 of the By-Laws.	Issuer	Y	ABS	Against
				4. Amend Article Number 17.2-B of the By-Laws.	Issuer	Y	ABS	Against
				5. Amend Article Number 14 of the By-Laws.	Issuer	Y	ABS	Against
				6. Amend Article Number 23-2 of the By-Laws.	Issuer	Y	ABS	Against

				7. Appoint Mr. Jean Clochet as a supervisory board member, for a 4 year period.	Issuer	Y	For	For
				8. Appoint Mr. Bernard Jeannin as a supervisory board member, for a 4 year period.	Issuer	Y	For	For
				9. Ratify the transfer of the head office of the company to 30 Avenue Pierre Mendes, 75013 Paris France and amend Article 1 of the By-Laws: Registered Office.	Issuer	Y	For	For
				10. Grant full powers to the bearer of an original, a copy or extract of the minutes of this meeting to carry out all filings, publications and other formalities prescribed by law.	Issuer	Y	For	For

Covidien Ltd.	COV	G2552X108	3/18/2008	1A. Election of Director: Jeffrey S. Aronin	Issuer	Y	For	For
				1B. Election of Director: Mary K. Bush	Issuer	Y	For	For
				1C. Election of Director: Gregory C. Case	Issuer	Y	For	For
				1D. Election of Director: Dennis D. Dammerman	Issuer	Y	For	For
				1E. Election of Director: Robert M. Devlin	Issuer	Y	For	For
				1F. Election of Director: Philip A. Laskawy	Issuer	Y	For	For
				1G. Election of Director: Michael H. Moskow	Issuer	Y	For	For
				1H. Election of Director: David W. Nelms	Issuer	Y	For	For
				1I. Election of Director: Michael. L. Rankowitz	Issuer	Y	For	For
				1J. Election of Director: E. Follin Smith	Issuer	Y	For	For
				1K. Election of Director: Lawrence A. Weinbach	Issuer	Y	For	For
				2. Appointment of independent auditors and authorization of the audit committee to set the auditors’ remuneration.	Issuer	Y	For	For

Koninklijke Phillips		500472303	3/27/2008	1. Approval of the adoption of the 2007 financial statements.	Issuer	Y	For
Electronics N.V. (Royal Phillips Electronics)				2. Approval of the adoption of the dividend to shareholders of EUR 0.70 per common share.	Issuer	Y	For
				3. Approval of the discharge of the responsibilities of the members of the board of management.	Issuer	Y	For
				4. Approval of the discharge of the responsibilities of the members of the supervisory board.	Issuer	Y	ABS
				5. Approval to re-appoint KPMG Accountants N.V. as external auditor of the company.	Issuer	Y	For

				6. Approval to re-appoint Mr. K. A. L. M. van Miert as a member of the supervisory board of the company as of March 27, 2008.	Issuer	Y	For
				7. Approval to re-appoint Mr. E. Kist as a member of the supervisory board of the company as of March 27, 2008.	Issuer	Y	For
				8. Approval to amend the long-term incentive plan.	Issuer	Y	For
				9. Approval to amend the remuneration policy for the board of management.	Issuer	Y	For
				10. Approval to amend the remuneration of the members of the supervisory board.	Issuer	Y	For
				11. Approval to amend the articles of association.	Issuer	Y	For

12. Approval of the authorization of the board of management to issue shares or grant rights to acquire shares within the limits laid down in the articles of association of the company, with the approval of the supervisory board.

					Issuer	Y	For
				13. Approval of the authorization of the board of management to restrict or exclude the pre-emption rights accruing to shareholders, with the approval of the supervisory board.	Issuer	Y	For
				14. Approval of the cancellation of shares.	Issuer	Y	For
				15. Approval of the authorization of the board of management to acquire shares in the company.	Issuer	Y	For
				16. Approval of the renewal of the authorization of the board of management referred to under 15 above to acquire additional shares in the company in connection with the share repurchase program.	Issuer	Y	For

Discover Financial	DFS	254709108	4/10/2008	1A. Election of Director: Craig Arnold	Issuer	Y	For	For
Services				1B. Election of Director: Robert H. Brust	Issuer	Y	For	For
				1C. Election of Director: John M. Connors, Jr.	Issuer	Y	For	For
				1D. Election of Director: Christopher J. Coughlin	Issuer	Y	For	For
				1E. Election of Director: Timothy M. Donahue	Issuer	Y	For	For
				1F. Election of Director: Kathy J. Herbert	Issuer	Y	For	For
				1G. Election of Director: Randall J. Hogan, III	Issuer	Y	For	For
				1H. Election of Director: Richard J. Meelia	Issuer	Y	For	For
				1I. Election of Director: Dennis H. Reilley	Issuer	Y	For	For

				1J. Election of Director: Tadataka Yamada	Issuer	Y	For	For
				1K. Election of Director: Joseph A. Zaccagnino	Issuer	Y	For	For
				2. To ratify the appointment of Deloitte & Touche LLP as independent auditor.	Issuer	Y	For	For

Oesterreichische Post AG		B1577G7AT	4/22/2008	1. Receive the annual report of the managing board and the supervisory board for the fiscal year 2007.	Issuer	Y	For	For
				2. Approve the allocation of the net income.	Issuer	Y	For	For
				3. Approve the actions of the managing board and the supervisory board for the fiscal year 2007.	Issuer	Y	For	For
				4. Approve the remuneration of the members of the supervisory board for 2007.	Issuer	Y	For	For
				5. Elect the auditors for the fiscal year 2008.	Issuer	Y	For	For
				6. Authorize the management to repurchase the company’s shares up to 10% of the capital.	Issuer	Y	For	For

AGCO Corporation	AG	001084102	4/24/2008	1. Election of Directors	Issuer	Y	For	For
				2. Approval of the AGCO Corporation management incentive plan.	Issuer	Y	For	For
				3. Approval of the ratification of KPMG LLP as the company’s independent registered public accounting firm for 2008.	Issuer	Y	For	For

Magna International Inc.	MGA	559222401	5/1/2008	1. Election of Directors	Issuer	Y	For	For

2. Re-appointment of Ernst & Young LLP as the independent auditor of the corporation, based on the recommendation of the audit committee of the board of directors, and authorization of the audit committee to fix the independent auditor’s remuneration.

					Issuer	Y	For	For

The Brink’s Company	BCO	109696104	5/2/2008	1. Election of Directors	Issuer	Y	For	For
				2. Approve The Brink’s Company non-employee directors’ equity plan.	Issuer	Y	For	For
				3. Approve the selection of KPMG LLP as an independent registered public accounting firm to audit the accounts of the company and its subsidiaries for the fiscal year ending December 31, 2008.	Issuer	Y	For	For

Trinity Industries, Inc.	TRN	896522109	5/5/2008	1. Election of Directors	Issuer	Y	For	For

				2. To approve ratification of Ernst & Young LLP as independent registered public accounting firm for fiscal year ending December 31, 2008.	Issuer	Y	For	For

Onex Corporation	OCX_CN	68272K103	5/8/2008	1. Appointment of an auditor of the corporation.	Issuer	Y	For	For
				2. Authorization of the directors to fix the remuneration of the auditor.	Issuer	Y	For	For
				3. Election of Directors as nominees of the holders of subordinate voting shares.	Issuer	Y	For	For
				4. Amendment and restatement of By-Law No. 1 of the corporation.	Issuer	Y	For	For

Plains Exploration &	PXP	726505100	5/8/2008	1. Election of Directors	Issuer	Y	For	For
Production Co.				2. Ratify the selection of PricewaterhouseCoopers LLP as the company’s independent auditors for the fiscal year ending December 31, 2008.	Issuer	Y	For	For

ConocoPhillips	COP	20825C104	5/14/2008	1A. Election of Director: Harold W. McGraw III	Issuer	Y	For	For
				1B. Election of Director: James J. Mulva	Issuer	Y	For	For
				1C. Election of Director: Bobby S. Shackouls	Issuer	Y	For	For
				2. To amend the amended and restated by-laws and restated certificate of incorporation to provide for the annual election of directors.	Issuer	Y	For	For
				3. Ratification of appointment of Ernst & Young LLP as independent registered public accounting firm for 2008.	Issuer	Y	For	For
				4. Proposal on the qualifications for director nominees.	Shareholder	Y	Against	For
				5. Proposal on report on recognition of indigenous rights.	Shareholder	Y	Against	For
				6. Proposal on advisory vote on executive compensation.	Shareholder	Y	Against	For
				7. Proposal on political contributions.	Shareholder	Y	Against	For
				8. Proposal on greenhouse gas reduction.	Shareholder	Y	Abstain	Against
				9. Proposal on community accountability.	Shareholder	Y	Abstain	Against
				10. Proposal on drilling in sensitive/protected areas.	Shareholder	Y	Abstain	Against
				11. Proposal on environmental impact.	Shareholder	Y	Abstain	Against
				12. Proposal on global warming.	Shareholder	Y	Abstain	Against

PG&E Corporation	PCG	69331C108	5/14/2008	1A. Election of Director: David R. Andrews	Issuer	Y	For	For
				1B. Election of Director: C. Lee Cox	Issuer	Y	For	For
				1C. Election of Director: Peter A. Darbee	Issuer	Y	For	For
				1D. Election of Director: Maryellen C. Herringer	Issuer	Y	For	For
				1E. Election of Director: Richard A. Meserve	Issuer	Y	For	For
				1F. Election of Director: Mary S. Metz	Issuer	Y	For	For
				1G. Election of Director: Barbara L. Rambo	Issuer	Y	For	For
				1H. Election of Director: Barry Lawson Williams	Issuer	Y	For	For
				2. Ratification of appointment of the independent registered public accounting firm.	Issuer	Y	For	For
				3. Proposal on statement of personal contribution by CEO.	Shareholder	Y	Against	For
				4. Proposal on shareholder say on executive pay.	Shareholder	Y	Against	For
				5. Proposal on independent lead director.	Shareholder	Y	Against	For

Assurant, Inc.	AIZ	04621X108	5/15/2008	1. Election of Directors	Issuer	Y	For	For
				2. Appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm.	Issuer	Y	For	For
				3. Approval of the Assurant, Inc. executive short term incentive plan.	Issuer	Y	For	For
				4. Approval of the Assurant, Inc. long term equity incentive plan.	Issuer	Y	For	For

Ventas, Inc.	VTR	92276F100	5/19/2008	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm for fiscal year 2008.	Issuer	Y	For	For

3. Approve an amendment to the amended and restated certificate of incorporation to eliminate the board’s ability to grant waivers from the constructive ownership limitations in Article X thereof relating to Ventas’s status as a qualified real estate investment trust under U.S. federal income tax law.

					Issuer	Y	For	For

Reliant Energy, Inc.	RRI	75952B105	5/20/2008	1. Election of Director: E. William Barnett	Issuer	Y	For	For
				2. Election of Director: Donald J. Breeding	Issuer	Y	For	For
				3. Election of Director: Kirby Jon H. Caldwell	Issuer	Y	For	For
				4. Election of Director: Mark M. Jacobs	Issuer	Y	For	For
				5. Election of Director: Steven L. Miller	Issuer	Y	For	For

				6. Election of Director: Laree E. Perez	Issuer	Y	For	For
				7. Election of Director: Evan J. Silverstein	Issuer	Y	For	For
				8. Election of Director: Joel V. Staff	Issuer	Y	For	For
				9. Election of Director: William L. Transier	Issuer	Y	For	For
				10. To ratify the audit committee’s selection of KPMG LLP as Reliant’s independent auditors for the fiscal year ending December 31, 2008..	Issuer	Y	For	For

Foot Locker, Inc.	FL	344849104	5/21/2008	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of appointment of independent accountants.	Issuer	Y	For	For
				3. Approval of the Foot Locker annual incentive compensation plan, as amended and restated.	Issuer	Y	For	For

Interactive Data	IDC	45840J107	5/21/2008	1. Election of Directors	Issuer	Y	For	For
Corporation				2. Ratify the appointment of Ernst & Young LLP as the company’s independent auditors for the fiscal year ending December 31, 2008.	Issuer	Y	For	For
				3. Approve the amendments to the company’s 2000 long-term incentive plan.	Issuer	Y	For	For
				4. Approve the company’s executive incentive plan.	Issuer	Y	For	For

Cymer, Inc.	CYMI	232572107	5/22/2008	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the selection of KPMG LLP as the company’s independent registered public accounting firm for the fiscal year ending December 31, 2008.	Issuer	Y	For	For

Ensco International Incorporated	ESV	26874Q100	5/22/2008	1A. Election of Class II Director for a term to expire in 2011: J. Roderick Clark	Issuer	Y	For	For
				1B. Election of Class II Director for a term to expire in 2011: Daniel W. Rabun	Issuer	Y	For	For
				1C. Election of Class II Director for a term to expire in 2011: Keith O. Rattie	Issuer	Y	For	For
				1D. Election of Class I Director for a term to expire in 2009: C. Christopher Gaut	Issuer	Y	For	For
				2. Ratification of the audit committee’s appointment of KPMG LLP as the company’s independent registered public accounting firm for 2008.	Issuer	Y	For	For

Group 1	GPI	398905109	5/22/2008	1. Election of Directors	Issuer	Y	For	For
Automotive, Inc.				2. Ratification of the appointment of Ernst & Young LLP as independent registered public accounting firm of the company for the fiscal year ending December 31, 2008.	Issuer	Y	For	For

Ross Stores, Inc.	ROST	778296103	5/22/2008	1. Election of Directors	Issuer	Y	For	For
				2. Approve adoption of the Ross Stores, Inc. 2008 equity incentive plan.	Issuer	Y	For	For
				3. Ratify the appointment of Deloitte & Touche LLP as the company’s independent registered public accounting firm for the fiscal year ending January 31, 2009.	Issuer	Y	For	For

Omnicare, Inc.	OCR	681904108	5/23/2008	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of independent registered public accounting firm.	Issuer	Y	For	For

Chevron Corporation	CVX	166764100	5/28/2008	1A. Election of Director: S. H. Armacost	Issuer	Y	For	For
				1B. Election of Director: L. F. Deily	Issuer	Y	For	For
				1C. Election of Director: R. E. Denham	Issuer	Y	For	For
				1D. Election of Director: R. J. Eaton	Issuer	Y	For	For
				1E. Election of Director: S. Ginn	Issuer	Y	For	For
				1F. Election of Director: F. G. Jenifer	Issuer	Y	For	For
				1G. Election of Director: J. L. Jones	Issuer	Y	For	For
				1H. Election of Director: S. Nunn	Issuer	Y	For	For
				1I. Election of Director: D. J. O’Reilly	Issuer	Y	For	For
				1J. Election of Director: D. B. Rice	Issuer	Y	For	For
				1K. Election of Director: P. J. Robertson	Issuer	Y	For	For
				1L. Election of Director: K. W. Sharer	Issuer	Y	For	For
				1M. Election of Director: C. R. Shoemate	Issuer	Y	For	For
				1N. Election of Director: R. D. Sugar	Issuer	Y	For	For
				1O. Election of Director: C. Ware	Issuer	Y	For	For
				2. Ratification of independent registered public accounting firm.	Issuer	Y	For	For
				3. Amend Chevron’s restated certificate of incorporation to increase the number of authorized shares of common stock.	Issuer	Y	For	For
				4. Adopt policy to separate the CEO/Chariman positions.	Shareholder	Y	Against	For

				5. Adopt policy and report on human rights.	Shareholder	Y	Against	For
				6. Report on environmental impact of Canadian oil sands operations.	Shareholder	Y	Against	For
				7. Adopt goals and report on greenhouse gas emissions.	Issuer	Y	Against	For
				8. Review and report on guidelines for country selection.	Shareholder	Y	Against	For
				9. Report on host country laws.	Shareholder	Y	Against	For

Ares Capital	ARCC	04010L103	5/29/2008	1. Election of Director: Douglas E. Coltharp	Issuer	Y	For	For
Corporation				2. Ratify the selection of KPMG LLP as the company’s independent registered public accounting firm for the year ending December 31, 2008.	Issuer	Y	For	For

3. Authorize the company to offer and issue debt with warrants and debt convertible into shares of its common stock at an exercise or conversion price that, at the time such warrants or convertible debt are issued, will not be less than the greater of the market value per share of the company’s common stock and the net asset value per share of the common stock.

					Issuer	Y	For	For

Lowe’s Companies, Inc.	LOW	548661107	5/30/2008	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of Deloitte & Touche LLP as the company’s independent registered public accounting firm.	Issuer	Y	For	For
				3. Approve the amendments to Lowe’s articles of incorporation eliminating the classified structure of the board of directors.	Issuer	Y	For	For
				4. Proposal regarding supermajority vote requirements.	Issuer	Y	For	Against
				5. Proposal regarding executive compensation plan.	Shareholder	Y	For	Against

Criteria Caixacorp, S.A.	CRI_SM	E3641N103	6/5/2008	1. Approve the annual accounts and the management of the board of administration for the period 2007.	Issuer	Y	ABS	Against

				2. Approve the proposed application of earnings including the distribution of dividends relating to 2007.	Issuer	Y	ABS	Against
				3. Approve to fix the number of board members within the limit established in Article 32 of the by-laws, subsequent appointment, confirmation or re-election of board members.	Issuer	Y	ABS	Against
				4. Grant authority in line with current legislation for the acquisition of the company’s shares, overriding the agreement granted September 6, 2007.	Issuer	Y	ABS	Against
				5. Appoint the accounts auditors of the company and group for 2009.	Issuer	Y	ABS	Against
				6. Grant authority to execute the resolutions adopted in the meeting.	Issuer	Y	ABS	Against

Patterson-UTI	PTEN	703481101	6/5/2008	1. Election of Directors	Issuer	Y	For	For
Energy, Inc.				2. Approve the amendment to the Patterson-UTI 2005 long-term incentive plan to increase the number of shares authorized for issuance under the plan.	Issuer	Y	For	For
				3. Ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm of the company for the fiscal year ending December 31, 2008.	Issuer	Y	For	For

Rowan Companies, Inc.	RDC	779382100	6/6/2008	1A. Election of Director: D. F. McNease	Issuer	Y	For	For
				1B. Election of Director: Lord Moynihan	Issuer	Y	For	For
				1C. Election of Director: R. G. Croyle	Issuer	Y	For	For
				2. Ratification of the appointment of Deloitte & Touche LLP as independent auditors.	Issuer	Y	For	For

Wal-Mart Stores, Inc.	WMT	931142103	6/6/2008	1A. Election of Director: Aida M. Alvarez	Issuer	Y	For	For
				1B. Election of Director: James W. Breyer	Issuer	Y	For	For
				1C. Election of Director: M. Michele Burns	Issuer	Y	For	For
				1D. Election of Director: James I. Cash, Jr.	Issuer	Y	For	For
				1E. Election of Director: Roger C. Corbett	Issuer	Y	For	For
				1F. Election of Director: Douglas N. Daft	Issuer	Y	For	For
				1G. Election of Director: David D. Glass	Issuer	Y	For	For
				1H. Election of Director: Gregory B. Penner	Issuer	Y	For	For

				1I. Election of Director: Allen I. Questrom	Issuer	Y	For	For
				1J. Election of Director: H. Lee Scott, Jr.	Issuer	Y	For	For
				1K. Election of Director: Arne M. Sorenson	Issuer	Y	For	For
				1L. Election of Director: Jim C. Walton	Issuer	Y	For	For
				1M. Election of Director: S. Robson Walton	Issuer	Y	For	For
				1N. Election of Director: Christopher J. Williams	Issuer	Y	For	For
				1O. Election of Director: Linda S. Wolf	Issuer	Y	For	For
				2. Approval of management incentive plan, as amended and restated.	Issuer	Y	For	For
				3. Ratification of Ernst & Young LLP as independent accountants.	Issuer	Y	For	For
				4. Amend equal employment opportunity policy.	Shareholder	Y	Against	For
				5. Pay-for-superior-performance.	Shareholder	Y	Against	For
				6. Recoupment of senior executive compensation policy.	Shareholder	Y	Against	For
				7. Establish human rights committee.	Shareholder	Y	Against	For
				8. Advisory vote on executive compensation.	Shareholder	Y	Against	For
				9. Political contributions report.	Shareholder	Y	Against	For
				10. Social and reputation impact report.	Shareholder	Y	Against	For
				11. Special shareholders’ meeting.	Shareholder	Y	Against	For

Circuit City Stores, Inc.	CC	172737108	6/24/2008	1. Approval of an increase in the number of directors from 12 to 15.	Issuer	Y	For	For
				2A. Election of Director: Carolyn H. Byrd	Issuer	Y	For	For
				2B. Election of Director: Lyle G. Heidemann	Issuer	Y	For	For
				2C. Election of Director: Alan Kane	Issuer	Y	For	For
				2D. Election of Director: Don R. Kornstein	Issuer	Y	For	For
				2E. Election of Director: James A. Marcum	Issuer	Y	For	For
				2F. Election of Director: J. Patrick Spainhour	Issuer	Y	For	For
				2G. Election of Director: Ronald L. Turner	Issuer	Y	For	For
				2H. Election of Director: Elliott Wahle	Issuer	Y	For	For
				3. Approval of the Company’s 2008 annual performance-based incentive plan.	Issuer	Y	For	For
				4. Ratification of the appointment of KPMG LLP as the company’s independent registered public accounting firm for fiscal year 2009.	Issuer	Y	For	For

Charming Shoppes, Inc.	CHRS	161133103	6/26/2008	1. Election of Directors	Issuer	Y	For	For
				2. Re-approval of the material terms of the performance goals under the 2003 incentive compensation plan to preserve Charming Shoppes’ tax deductions.	Issuer	Y	For	For
				3. Amendment of the company’s restated articles of incorporation to eliminate the approval requirements for business combinations.	Issuer	Y	For	For
				4. Amendment of the company’s restated articles of incorporation and by-laws to declassify the company’s board of directors.	Issuer	Y	For	For
				5. Ratification of the appointment of Ernst & Young LLP as independent auditors of Charming Shoppes to serve for the 2009 fiscal year.	Issuer	Y	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FPA Funds Trust

By (Signature and Title)*	/s/ J. Richard Atwood, Treasurer

Date	8/29/08

* Print the name and title of each signing officer under his or her signature.